Interest in Associates - Summary of Financial Information of Material Associate (Detail) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of associates [Line Items]
Current assets		¥ 108,636		¥ 83,595		¥ 76,722	$ 16,649
Non-current assets		471,980		478,904		495,261	72,334
Current liabilities		(222,028)		(205,190)			(34,027)
Non-current liabilities		(31,068)		(36,554)			(4,761)
Equity		327,520		320,755		¥ 304,347	50,195
Revenue		303,838	$ 46,565	290,515	¥ 290,877
Income for the year		12,577	1,928	11,372	10,257
Total comprehensive income for the year		¥ 10,871	$ 1,666	¥ 10,871	¥ 10,012
Reconciled to the Group's interest in the associate:
The Group's effective interest		20.65%	20.65%	20.65%
Carrying amount		¥ 38,802		¥ 36,445			$ 5,947
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of associates [Line Items]
Current assets		43,204		40,995
Non-current assets		294,176		297,072
Current liabilities		(106,635)		(128,364)
Non-current liabilities		(44,499)		(27,142)
Equity		(186,246)		(182,561)
Revenue		81,099		76,428
Income for the year		6,427		5,221
Total comprehensive income for the year		6,427		5,221
Reconciled to the Group's interest in the associate:
Net assets of the associate		¥ 186,246		¥ 182,561
The Group's effective interest	20.65%	20.65%	20.65%	20.65%		28.10%
Carrying amount		¥ 37,198		¥ 36,176
China Tower Corporation Limited ("Tower Company") [member] | Carrying amount [member]
Reconciled to the Group's interest in the associate:
Carrying amount		38,460		37,697
China Tower Corporation Limited ("Tower Company") [member] | Adjustment for the remaining balance of the deferred gain from the Group's Tower Assets Disposal [member]
Reconciled to the Group's interest in the associate:
Carrying amount		¥ (1,262)		¥ (1,521)